EMPLOYEE BENEFITS - Schedule of RSU and SEU's Vested (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
RSUs and PRSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	367,892	248,729	257,079
RSUs and PRSUs | Grant Price, 2019, 87.44
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		1,750
RSUs and PRSUs | Grant Price, 2019, 87.44 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 87.44
RSUs and PRSUs | Grant Price, 2020, from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	0	46,315
RSUs and PRSUs | Grant Price, 2020, from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 130.99	$ 130.99
RSUs and PRSUs | Grant Price, 2020, from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 189.53	$ 189.53
RSUs and PRSUs | Grant Price, 2021, from 232.11 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	26,100	31,652
RSUs and PRSUs | Grant Price, 2021, from 232.11 to 298.47 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 232.11	$ 232.11
RSUs and PRSUs | Grant Price, 2021, from 232.11 to 298.47 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 298.47	$ 298.47
RSUs and PRSUs | Grant Price, 2022, from 167.46 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	36,342	38,543
RSUs and PRSUs | Grant Price, 2022, from 167.46 to 265.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 167.46	$ 167.46
RSUs and PRSUs | Grant Price, 2022, from 167.46 to 265.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 265.96	$ 265.96
RSUs and PRSUs | Grant Price, 2023, from 137.78 to 194.54
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	57,922
RSUs and PRSUs | Grant Price, 2023, from 137.78 to 194.54 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 137.78
RSUs and PRSUs | Grant Price, 2023, from 137.78 to 194.54 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 235.62
RSUs and PRSUs | Grant Price, 2023, from 137.78 to 235.62
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		66,926
RSUs and PRSUs | Grant Price, 2023, from 137.78 to 235.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 137.78
RSUs and PRSUs | Grant Price, 2023, from 137.78 to 235.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 235.62
RSUs and PRSUs | Grant Price, 2024, from 152.98 to 244.61
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	58,841
RSUs and PRSUs | Grant Price, 2024, from 152.98 to 244.61 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 152.98
RSUs and PRSUs | Grant Price, 2024, from 152.98 to 244.61 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 244.61
RSUs and PRSUs | Grant Price, 2024, From 160.00 to 244.61
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		63,543
RSUs and PRSUs | Grant Price, 2024, From 160.00 to 244.61 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 160.00
RSUs and PRSUs | Grant Price, 2024, From 160.00 to 244.61 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 244.61
RSUs and PRSUs | Grant Price, 2025, From 94.63 to 118.73
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	188,687
RSUs and PRSUs | Grant Price, 2025, From 94.63 to 118.73 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 64.60
RSUs and PRSUs | Grant Price, 2025, From 94.63 to 118.73 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 204.07
SEUs and PSEUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	8,077	8,632
SEUs and PSEUs | Grant Price, 2022, from 94.63
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	8,077
SEUs and PSEUs | Grant Price, 2022, from 94.63 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 64.60
SEUs and PSEUs | Grant Price, 2022, from 94.63 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)	$ 94.63
SEUs and PSEUs | Grant Price, 2022, from 154.06 to 225.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		8,632
SEUs and PSEUs | Grant Price, 2022, from 154.06 to 225.93 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 154.06
SEUs and PSEUs | Grant Price, 2022, from 154.06 to 225.93 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant/Settlement price (in usd per share)		$ 225.93